Pension and Other Postretirement Employee Benefits (OPEB) Plans (Tables)	12 Months Ended
Dec. 31, 2017
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Pension and OPEB Costs [Table Text Block]
Pension and OPEB Costs

	Successor		Predecessor
	Year Ended December 31, 2017	Period from October 3, 2016 through December 31, 2016	Period from January 1, 2016 through October 2, 2016	Year Ended December 31, 2015
Pension costs	$6	$2	$4	$8
OPEB costs	6	2	—	3
Total benefit costs recognized as expense	$12	$4	$4	$11

Schedule of Defined Benefit Plans Disclosures [Table Text Block]
At December 31, 2017, the Retirement Plan assets measured at fair value on a recurring basis consisted of the following:

	December 31,
	2017	2016
Asset Category:
Level 2 valuations (see Note 15):
Interest-bearing cash	$(7)	$(4)
Fixed income securities:
Corporate bonds (a)	65	54
U.S. Treasuries	29	30
Other (b)	7	6
Total assets categorized as Level 2	94	86
Assets measured at net asset value (c):
Interest-bearing cash	2	2
Equity securities:
U.S.	14	14
International	13	9
Fixed income securities:
Corporate bonds (a)	5	6
Total assets measured at net asset value	34	31
Total assets	$128	$117
___________

(a)	Substantially all corporate bonds are rated investment grade by a major ratings agency such as Moody's.

(b)	Other consists primarily of taxable municipal bonds.

(c)
Certain investments measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this line are intended to permit reconciliation of the fair value hierarchy to total Vistra Retirement Plan assets.

Fair Value Measurement of Pension Plan Assets

At December 31, 2017, the Retirement Plan assets measured at fair value on a recurring basis consisted of the following:

	December 31,
	2017	2016
Asset Category:
Level 2 valuations (see Note 15):
Interest-bearing cash	$(7)	$(4)
Fixed income securities:
Corporate bonds (a)	65	54
U.S. Treasuries	29	30
Other (b)	7	6
Total assets categorized as Level 2	94	86
Assets measured at net asset value (c):
Interest-bearing cash	2	2
Equity securities:
U.S.	14	14
International	13	9
Fixed income securities:
Corporate bonds (a)	5	6
Total assets measured at net asset value	34	31
Total assets	$128	$117
___________

(a)	Substantially all corporate bonds are rated investment grade by a major ratings agency such as Moody's.

(b)	Other consists primarily of taxable municipal bonds.

(c)
Certain investments measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this line are intended to permit reconciliation of the fair value hierarchy to total Vistra Retirement Plan assets.

Schedule of Health Care Cost Trend Rates [Table Text Block]
The following tables provide information regarding the assumed health care cost trend rates.

	Successor
	December 31, 2017	December 31, 2016
Assumed Health Care Cost Trend Rates-Not Medicare Eligible:
Health care cost trend rate assumed for next year	7.00%	5.80%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	5.00%
Year that the rate reaches the ultimate trend rate	2026	2024
Assumed Health Care Cost Trend Rates-Medicare Advantage Eligible (2017) / Medicare Eligible (2016):
Health care cost trend rate assumed for next year	10.66%	5.70%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	5.00%
Year that the rate reaches the ultimate trend rate	2026	2024

	1-Percentage Point Increase	1-Percentage Point Decrease
Sensitivity Analysis of Assumed Health Care Cost Trend Rates:
Effect on accumulated postretirement obligation	$2	$(2)
Effect on postretirement benefits cost	$—	$—

Schedule of Accumulated and Projected Benefit Obligations [Table Text Block]
The following table provides information regarding pension plans with projected benefit obligation (PBO) and accumulated benefit obligation (ABO) in excess of the fair value of plan assets.

	December 31,
	2017	2016
Pension Plans with PBO and ABO in Excess Of Plan Assets:
Projected benefit obligations	$163	$144
Accumulated benefit obligation	$157	$136
Plan assets	$128	$117

Schedule of Allocation of Plan Assets [Table Text Block]
Pension Plan Investment Strategy and Asset Allocations

Our investment objective for the Retirement Plan is to invest in a suitable mix of assets to meet the future benefit obligations at an acceptable level of risk, while minimizing the volatility of contributions. Fixed income securities held primarily consist of corporate bonds from a diversified range of companies, U.S. Treasuries and agency securities and money market instruments. Equity securities are held to enhance returns by participating in a wide range of investment opportunities. International equity securities are used to further diversify the equity portfolio and may include investments in both developed and emerging markets.

The target asset allocation ranges of pension plan investments by asset category are as follows:

Asset Category:	Target Allocation Ranges
Fixed income	74%	-	86%
U.S. equities	8%	-	14%
International equities	6%	-	12%

Schedule of Assumptions Used [Table Text Block]
Expected Long-Term Rate of Return on Assets Assumption

The Retirement Plan strategic asset allocation is determined in conjunction with the plan's advisors and utilizes a comprehensive Asset-Liability modeling approach to evaluate potential long-term outcomes of various investment strategies. The study incorporates long-term rate of return assumptions for each asset class based on historical and future expected asset class returns, current market conditions, rate of inflation, current prospects for economic growth, and taking into account the diversification benefits of investing in multiple asset classes and potential benefits of employing active investment management.

Retirement Plan
Asset Class:	Expected Long-Term Rate of Return
U.S. equity securities	6.4%
International equity securities	7.3%
Fixed income securities	3.9%
Weighted average	4.6%

Schedule of Expected Benefit Payments [Table Text Block]	Future Benefit Payments Estimated future benefit payments to beneficiaries are as follows:

	2018	2019	2020	2021	2022	2023-27
Pension benefits	$11	$8	$8	$8	$9	$50
OPEB	$6	$7	$8	$8	$8	$39

Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Defined Benefit Plans Disclosures [Table Text Block]
Detailed Information Regarding Pension Benefits

The following information is based on a December 31, 2017 measurement date:

	Successor
	Year Ended December 31, 2017	Period from October 3, 2016 through December 31, 2016
Assumptions Used to Determine Net Periodic Pension Cost:
Discount rate	4.31%	3.79%
Expected return on plan assets	4.86%	4.89%
Expected rate of compensation increase	3.50%	3.50%
Components of Net Pension Cost:
Service cost	$5	$2
Interest cost	6	1
Expected return on assets	(5)	(1)
Net periodic pension cost	$6	$2
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Net (gain) loss	$3	$(4)
Total recognized in net periodic benefit cost and other comprehensive income	$9	$(2)
Assumptions Used to Determine Benefit Obligations:
Discount rate	3.74%	4.31%
Expected rate of compensation increase	3.62%	3.50%

	Successor
	Year Ended December 31, 2017	Period from October 3, 2016 through December 31, 2016
Change in Pension Obligation:
Projected benefit obligation at beginning of period	$144	$154
Service cost	5	2
Interest cost	6	1
Actuarial (gain) loss	13	(12)
Benefits paid	(5)	(1)
Projected benefit obligation at end of year	$163	$144
Accumulated benefit obligation at end of year	$157	$136
Change in Plan Assets:
Fair value of assets at beginning of period	$117	$124
Actual gain (loss) on assets	16	(6)
Benefits paid	(5)	(1)
Fair value of assets at end of year	$128	$117
Funded Status:
Projected pension benefit obligation	$(163)	$(144)
Fair value of assets	128	117
Funded status at end of year	$(35)	$(27)
Amounts Recognized in the Balance Sheet Consist of:
Other current liabilities	$—	$—
Other noncurrent liabilities	(35)	(27)
Net liability recognized	$(35)	$(27)
Amounts Recognized in Accumulated Other Comprehensive Income Consist of:
Net gain	$1	$4

Other Postretirement Benefits Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Defined Benefit Plans Disclosures [Table Text Block]
Detailed Information Regarding Postretirement Benefits Other Than Pensions

The following OPEB information is based on a December 31, 2017 measurement date:

	Successor
	Year Ended December 31, 2017	Period from October 3, 2016 through December 31, 2016
Assumptions Used to Determine Net Periodic Benefit Cost:
Discount rate (Vistra Energy Plan)	4.11%	4.00%
Discount rate (Oncor Plan)	4.18%	3.69%
Components of Net Postretirement Benefit Cost:
Service cost	$2	$1
Interest cost	4	1
Plan amendments (a)	—	(4)
Net periodic OPEB cost (income)	$6	$(2)
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Net (gain) loss and prior service (credit) cost	$26	$(5)
Total recognized in net periodic benefit cost and other comprehensive income	$32	$(7)
Assumptions Used to Determine Benefit Obligations at Period End:
Discount rate (Vistra Energy Plan)	3.67%	4.11%
Discount rate (Split-Participant Plan)	3.67%	—%
Discount rate (Oncor Plan)	—%	4.18%
___________

(a)	Curtailment gain recognized as other income in the statements of consolidated income (loss) as a result of discontinued life insurance benefits for active employees.

	Successor
	Year Ended December 31, 2017	Period from October 3, 2016 through December 31, 2016
Change in Postretirement Benefit Obligation:
Benefit obligation at beginning of year	$88	$97
Service cost	2	1
Interest cost	4	1
Participant contributions	2	1
Plan amendments (a)	11	(4)
Actuarial (gain) loss	15	(5)
Benefits paid	(7)	(3)
Benefit obligation at end of year	$115	$88
Change in Plan Assets:
Fair value of assets at beginning of year	$—	$—
Employer contributions	5	1
Participant contributions	2	1
Benefits paid	(7)	(2)
Fair value of assets at end of year	$—	$—
Funded Status:
Benefit obligation	$115	$88
Funded status at end of year	$115	$88
Amounts Recognized on the Balance Sheet Consist of:
Other current liabilities	$6	$5
Other noncurrent liabilities	109	83
Net liability recognized	$115	$88
Amounts Recognized in Accumulated Other Comprehensive Income Consist of:
Net loss and prior service cost	$20	$5
___________

(a)
For the year ended December 31, 2017, plan amendments relate to the contractual arrangement with Oncor covering Split Participants. For the period from October 3, 2016 through December 31, 2016, a curtailment gain was recognized as other income in the statements of consolidated income (loss) as a result of discontinued life insurance benefits for active employees.